Income Tax Expenses	6 Months Ended
Jun. 30, 2023
Income Tax Expenses [Abstract]
INCOME TAX EXPENSE
26	INCOME TAX EXPENSE

	Six months ended June 30, 2022	Six months ended June 30, 2023
	RM	RM	USD
Current income tax expense	2,818,500	800,000	171,383
Overprovision for tax expense	(2,534,852)	(173,857)	(37,245)
Income tax expense	283,648	626,143	134,138